OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Accounts Payable
Employee and payroll accruals	$ 3,198	$ 2,724
Accrued expenses	3,197	2,576
Institutions	232	250
Income tax payable	13	268
Other (1)	122	109
Other accounts payable	$ 6,762	$ 5,927